Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
July 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-39.80%
U.S. Treasury Bills-39.80%(b)
0.05%, 08/12/2021	$200,000,000	$199,998,264
0.04%, 09/09/2021(c)	600,000,000	599,976,252
0.05%, 10/07/2021(c)	200,000,000	199,984,416
0.05%, 11/04/2021	200,000,000	199,974,542
0.05%, 12/02/2021	700,000,000	699,899,179
0.02%, 01/27/2022(c)	600,000,000	599,851,668
Total U.S. Treasury Securities (Cost $2,499,755,045)		2,499,684,321
	Shares
Money Market Funds-56.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	2,969,058,275	2,969,058,275
	Shares	Value
Money Market Funds-(continued)
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 0.01%(d)(e)	559,807,175	$559,807,175
Total Money Market Funds (Cost $3,528,865,450)		3,528,865,450
TOTAL INVESTMENTS IN SECURITIES-95.98% (Cost $6,028,620,495)		6,028,549,771
OTHER ASSETS LESS LIABILITIES-4.02%		252,788,846
NET ASSETS-100.00%		$6,281,338,617
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$229,961,000 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,204,310,785	$4,722,923,412	$(2,958,175,922)	$-	$-	$2,969,058,275	$387,388
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	25,201,748	4,175,489,647	(3,640,884,220)	-	-	559,807,175	85,544
Total	$1,229,512,533	$8,898,413,059	$(6,599,060,142)	$-	$-	$3,528,865,450	$472,932

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	2,533	December-2021	$186,935,400	$16,193,363	$16,193,363
Corn	2,343	December-2021	63,876,038	1,607,235	1,607,235
Gasoline RBOB	2,348	December-2021	207,369,725	19,519,359	19,519,359
Gold	399	December-2021	72,506,280	(801,705)	(801,705)
LME Copper	226	December-2021	55,023,937	(126,689)	(126,689)
LME Primary Aluminum	795	December-2021	51,366,938	1,633,531	1,633,531
LME Zinc	569	December-2021	43,101,750	544,981	544,981
Natural Gas	1,886	April-2022	61,615,620	4,168,160	4,168,160
NY Harbor ULSD	2,171	December-2021	199,834,471	12,064,861	12,064,861
Silver	152	September-2021	19,415,720	(1,253,979)	(1,253,979)
Soybean	1,044	November-2021	70,430,850	(423,159)	(423,159)
Sugar No. 11	3,549	October-2021	71,190,101	2,645,926	2,645,926
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2021
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Wheat	1,698	July-2022	$59,514,900	$606,524	$606,524
WTI Crude Oil	2,945	December-2021	210,773,650	20,973,108	20,973,108
Total Futures Contracts				$77,351,516	$77,351,516

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21%	Monthly	August-2021	$480,000,000	$—	$2,498,103	$2,498,103
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1063	0.22	Monthly	August-2021	900,000,000	—	4,263,187	4,263,187
Macquarie Bank Ltd.	Receive	Macquarie Commodity Customized Product 253E Index	0.21	Monthly	August-2021	900,000,000	—	4,312,513	4,312,513
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	August-2021	800,000,000	—	4,150,680	4,150,680
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ01 Index	0.20	Monthly	August-2021	900,000,000	—	5,051,585	5,051,585
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	August-2021	900,000,000	—	5,088,933	5,088,933
Total - Total Return Swap Agreements							$—	$25,365,001	$25,365,001

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $233,580,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	WTI Crude Oil	15.35%
	RBOB Gasoline	15.04
	Heating Oil	14.18
	Brent Crude Oil	13.61
	Corn	5.32
	Gold	5.23
	Sugar	5.13
	Soybean	5.09
	Natural Gas	4.34
	Wheat	4.33
	Copper	4.01
	Aluminium	3.73
	Zinc	3.20
	Silver	1.44
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2021
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Commodity i-Select Strategy 1063
	Long Futures Contracts
	WTI Crude Oil	15.11%
	RBOB Gasoline	15.05
	Heating Oil	14.08
	Brent Crude Oil	13.61
	Corn	5.83
	Gold	5.23
	Sugar	5.13
	Soybean	5.09
	Wheat	4.33
	Natural Gas	4.16
	Copper	4.01
	Aluminium	3.73
	Zinc	3.20
	Silver	1.44
	Total	100.00%
Macquarie Commodity Customized Product 253E Index
	Long Futures Contracts
	WTI Crude Oil	15.33%
	RBOB Gasoline	15.05
	Heating Oil	14.20
	Brent Crude Oil	13.61
	Corn	5.31
	Gold	5.23
	Sugar	5.13
	Soybean	5.09
	Natural Gas	4.34
	Wheat	4.33
	Copper	4.01
	Aluminium	3.73
	Zinc	3.20
	Silver	1.44
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2021
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	WTI Crude Oil	15.40%
	RBOB Gasoline	15.10
	Heating Oil	13.90
	Brent Crude Oil	13.70
	Gold	5.30
	Corn	5.20
	Sugar	5.20
	Soybean	5.10
	Natural Gas	4.40
	Wheat	4.30
	Copper	4.00
	Aluminum	3.70
	Zinc	3.20
	Silver	1.50
	Total	100.00%
Morgan Stanley MSCYIZ01 Index
	Long Futures Contracts
	WTI Crude Oil	15.35%
	RBOB Gasoline	15.04
	Heating Oil	14.22
	Brent Crude Oil	13.60
	Corn	5.31
	Gold	5.23
	Sugar	5.12
	Soybean	5.09
	Natural Gas	4.34
	Wheat	4.32
	Copper	4.01
	Aluminium	3.73
	Zinc	3.20
	Silver	1.44
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2021
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Commodity PSO1 Index
	Long Futures Contracts
	WTI Crude Oil	15.35%
	RBOB Gasoline	15.04
	Heating Oil	14.22
	Brent Crude Oil	13.60
	Corn	5.32
	Gold	5.23
	Sugar	5.12
	Soybean	5.09
	Natural Gas	4.34
	Wheat	4.32
	Copper	4.00
	Aluminium	3.73
	Zinc	3.20
	Silver	1.44
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$-	$2,499,684,321	$-	$2,499,684,321
Money Market Funds	3,528,865,450	-	-	3,528,865,450
Total Investments in Securities	3,528,865,450	2,499,684,321	-	6,028,549,771
Other Investments - Assets(a)
Futures Contracts	79,957,048	-	-	79,957,048
Swap Agreements	-	25,365,001	-	25,365,001
	79,957,048	25,365,001	-	105,322,049
Other Investments - Liabilities(a)
Futures Contracts	(2,605,532)	-	-	(2,605,532)
Total Other Investments	77,351,516	25,365,001	-	102,716,517
Total Investments	$3,606,216,966	$2,525,049,322	$-	$6,131,266,288

(a)	Unrealized appreciation (depreciation).